Financial instruments (Details 2) - Recurring fair value measurement [member] - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (939)	$ (975)
Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(728)	(907)
Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(22)	(10)
Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(189)	(58)
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(189)	(58)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(189)	(58)
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(750)	(917)
Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(728)	(907)
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (22)	$ (10)